Major Customers (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Major Customers (Details) [Line Items]
Revenues from customers (in Dollars)		$ 2,764,000	$ 5,129,000
Concentration risk, percentage	29.00%
Sales Revenue Net [Member]
Major Customers (Details) [Line Items]
Number of customers	3
Revenues from customers (in Dollars)	$ 2,533,945
Concentration risk, percentage		42.00%	54.00%